Property, Plant and Equipment, Net (Details) - Schedule of Property, plant and equipment - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Property, plant and equipment [Abstract]
Laboratory equipment	$ 338	$ 338
Less: accumulated depreciation	(329)	(317)
Total	$ 9	$ 21	$ 37